Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Financial Instruments
Assets	$ 25,828,215	$ 29,058,093
Assets at fair value	25,828,215	29,058,093
Trade notes and accounts receivable, net
Financial Instruments
Assets	13,093,011	12,343,797
Assets at fair value	13,093,011	12,343,797
Long-term loan and interest receivable from GTAC
Financial Instruments
Assets	755,973	821,253
Assets at fair value	760,143	824,092
Open Ended Fund
Financial Instruments
Assets	945,176	1,135,803
Assets at fair value	945,176	1,135,803
Publicly traded equity instruments
Financial Instruments
Assets	3,517,711	5,397,504
Assets at fair value	3,517,711	5,397,504
Other Equity Instruments
Financial Instruments
Assets	1,607,969	468,552
Assets at fair value	1,607,969	468,552
Senior Notes due 2025, 2032 and 2040
Financial Instruments
Liabilities	30,754,650	29,923,950
Liabilities at fair value	39,592,552	40,584,237
Senior Notes due 2045
Financial Instruments
Liabilities	20,503,100	19,949,300
Liabilities at fair value	24,205,140	24,282,886
Senior Notes due 2037 and 2043
Financial Instruments
Liabilities	11,000,000	11,000,000
Liabilities at fair value	8,722,100	9,238,435
Senior Notes due 2026 and 2046
Financial Instruments
Liabilities	24,603,720	23,939,160
Liabilities at fair value	31,714,380	31,811,792
Senior Notes Due 2049
Financial Instruments
Liabilities	15,377,325	14,961,975
Liabilities at fair value	19,307,154	18,978,667
Notes due 2027
Financial Instruments
Liabilities	4,500,000	4,500,000
Liabilities at fair value	4,509,405	5,035,860
Long-term notes payable to Mexican banks
Financial Instruments
Liabilities	20,260,404	19,602,893
Liabilities at fair value	20,417,854	19,801,142
Lease liabilities.
Financial Instruments
Liabilities	9,680,559	9,292,351
Liabilities at fair value	$ 9,830,878	$ 9,343,100